Janus Henderson Short Duration Income ETF

Schedule of Investments (unaudited)

July 31, 2020

	Shares/Principal Amounts		Value

Corporate Bonds - 71.8%
Communications - 3.4%
Amazon.com, Inc., 3.3000%, 12/5/21		$1,896,000	$1,964,306
Amazon.com, Inc., 2.5000%, 11/29/22		6,828,000	7,145,293
Amazon.com, Inc., 2.4000%, 2/22/23		4,000,000	4,206,274
Amazon.com, Inc., 0.8000%, 6/3/25		8,100,000	8,223,681
eBay, Inc., ICE LIBOR USD 3 Month + 0.8700%, 1.1383%, 1/30/23‡		2,900,000	2,921,908
eBay, Inc., 1.9000%, 3/11/25		9,600,000	10,112,271
Optus Finance Pty, Ltd., 3.2500%, 8/23/22	AUD	4,500,000	3,373,178
Optus Finance Pty, Ltd., 3.2500%, 9/6/23		750,000	571,835
SingTel Group Treasury Pte, Ltd., 4.5000%, 9/8/21		$2,841,000	2,947,549
Telstra Corp., Ltd., 3.2500%, 11/15/27		350,000	392,529
TWDC Enterprises 18 Corp., 2.1500%, 9/17/20		1,100,000	1,102,335
TWDC Enterprises 18 Corp., ICE LIBOR USD 3 Month + 0.3900%, 0.7205%, 3/4/22‡		2,490,000	2,493,166
Verizon Communications, Inc., ICE LIBOR USD 3 Month + 1.0000%, 1.3209%, 3/16/22‡		5,100,000	5,174,201
Verizon Communications, Inc., 90 Day Australian Bank Bill Rate + 1.2200%, 1.3178%, 2/17/23‡	AUD	6,830,000	4,899,349
Verizon Communications, Inc., 3.5000%, 2/17/23		2,170,000	1,647,508
Verizon Communications, Inc., ICE LIBOR USD 3 Month + 1.1000%, 1.4924%, 5/15/25‡		$8,000,000	8,187,360
Walt Disney Co., 1.7500%, 8/30/24		3,300,000	3,455,890

			68,818,633
Consumer, Cyclical - 5.8%
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.4700%, 0.7465%, 1/8/21‡		3,700,000	3,705,245
American Honda Finance Corp., 2.2000%, 6/27/22		2,300,000	2,386,266
American Honda Finance Corp., ICE LIBOR USD 3 Month + 0.3700%, 0.8176%, 5/10/23‡		1,000,000	991,910
American Honda Finance Corp., 0.8750%, 7/7/23		8,700,000	8,784,424
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.4500%, 0.8080%, 2/22/21 (144A)‡		4,018,000	4,012,899
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.5500%, 0.7988%, 5/4/21 (144A)‡		2,000,000	1,997,240
Daimler Finance North America LLC, 2.8500%, 1/6/22 (144A)		600,000	615,876
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.9000%, 1.2924%, 2/15/22 (144A)‡		3,450,000	3,446,116
Daimler Finance North America LLC, ICE LIBOR USD 3 Month + 0.8800%, 1.2380%, 2/22/22 (144A)‡		3,750,000	3,743,443
General Motors Co., ICE LIBOR USD 3 Month + 0.8000%, 1.2740%, 8/7/20‡		314,000	314,011
General Motors Co., ICE LIBOR USD 3 Month + 0.9000%, 1.2098%, 9/10/21‡		3,000,000	2,989,806
General Motors Financial Co., Inc., 2.4500%, 11/6/20		1,000,000	1,003,794
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.8500%, 1.1184%, 4/9/21‡		6,003,000	5,989,271
General Motors Financial Co., Inc., 3.2000%, 7/6/21		750,000	762,272
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 1.5500%, 1.8181%, 1/14/22‡		500,000	500,759
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 0.9900%, 1.2938%, 1/5/23‡		3,300,000	3,218,921
Home Depot, Inc., ICE LIBOR USD 3 Month + 0.3100%, 0.6600%, 3/1/22‡		3,900,000	3,910,590
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.8200%, 1.1384%, 3/12/21 (144A)‡		3,758,000	3,744,660
Hyundai Capital America, ICE LIBOR USD 3 Month + 0.9400%, 1.2165%, 7/8/21 (144A)‡		3,800,000	3,776,840
Hyundai Capital America, 3.0000%, 6/20/22 (144A)		2,700,000	2,766,931
Hyundai Capital America, 3.2500%, 9/20/22 (144A)		1,088,000	1,125,005
Hyundai Capital America, 2.3750%, 2/10/23 (144A)		2,900,000	2,955,279
Hyundai Capital Services, Inc., 3.0000%, 3/6/22 (144A)		500,000	513,254
McDonald's Corp., 3.1250%, 3/4/25	CAD	1,530,000	1,239,488
Nissan Motor Acceptance Corp., ICE LIBOR USD 3 Month + 0.6300%, 0.9364%, 9/21/21 (144A)‡		$3,500,000	3,417,341
Ralph Lauren Corp., 1.7000%, 6/15/22		5,000,000	5,105,576
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.5400%, 0.8165%, 1/8/21‡		3,900,000	3,906,045
Toyota Motor Credit Corp., ICE LIBOR USD 3 Month + 0.2800%, 0.5463%, 4/13/21‡		2,000,000	2,002,601
Toyota Motor Credit Corp., 1.8000%, 2/13/25		7,000,000	7,330,580
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.7700%, 1.2035%, 11/13/20‡		2,200,000	2,200,424
Volkswagen Group of America Finance LLC, ICE LIBOR USD 3 Month + 0.9400%, 1.3746%, 11/12/21 (144A)‡		9,600,000	9,596,951
Volkswagen Group of America Finance LLC, 2.9000%, 5/13/22 (144A)		2,400,000	2,488,829
	Shares/Principal Amounts		Value

Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Walmart, Inc., 1.9000%, 12/15/20		$4,100,000	$4,124,435
Walmart, Inc., ICE LIBOR USD 3 Month + 0.2300%, 0.5351%, 6/23/21‡		3,400,000	3,407,959
Walmart, Inc., 3.3000%, 4/22/24		4,187,000	4,601,670
Walmart, Inc., 2.8500%, 7/8/24		4,000,000	4,362,966

			117,039,677
Consumer, Non-cyclical - 4.3%
Boston Scientific Corp., 3.4500%, 3/1/24		3,200,000	3,491,681
Cardinal Health, Inc., ICE LIBOR USD 3 Month + 0.7700%, 1.0834%, 6/15/22‡		11,865,000	11,877,940
ConnectEast Finance Pty, Ltd., 5.7500%, 9/2/20	AUD	3,040,000	2,188,194
Constellation Brands, Inc., ICE LIBOR USD 3 Month + 0.7000%, 1.0924%, 11/15/21‡		$3,000,000	2,999,710
Constellation Brands, Inc., 2.7000%, 5/9/22		2,550,000	2,643,901
Constellation Brands, Inc., 2.6500%, 11/7/22		4,600,000	4,804,389
Constellation Brands, Inc., 3.2000%, 2/15/23		3,500,000	3,724,073
CVS Health Corp., 2.1250%, 6/1/21		6,404,000	6,486,540
CVS Health Corp., 2.6250%, 8/15/24		3,690,000	3,967,323
Fonterra Co-operative Group, Ltd., 4.5000%, 6/30/21	AUD	2,200,000	1,627,875
Hershey Co, 0.9000%, 6/1/25		$3,000,000	3,038,718
Mars, Inc., 2.7000%, 4/1/25 (144A)		4,097,000	4,451,975
Molson Coors Beverage Co., 2.1000%, 7/15/21		4,600,000	4,658,553
PayPal Holdings, Inc., 1.3500%, 6/1/23		19,469,000	19,929,732
Transurban Finance Co. Pty, Ltd., 3.3750%, 3/22/27 (144A)		210,000	224,104
Woolworths Group, Ltd., 4.5500%, 4/12/21 (144A)		3,200,000	3,274,222
WSO Finance Pty, Ltd., 3.5000%, 7/14/23	AUD	1,400,000	1,050,134
WSO Finance Pty, Ltd., 4.5000%, 3/31/27		800,000	660,338
WSO Finance Pty, Ltd., 4.5000%, 9/30/27		5,000,000	4,174,528

			85,273,930
Diversified - 0.8%
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21		$400,000	403,653
CK Hutchison International 16, Ltd., 1.8750%, 10/3/21 (144A)		1,100,000	1,110,047
CK Hutchison International 17 II, Ltd., 2.2500%, 9/29/20 (144A)		2,150,000	2,152,710
CK Hutchison International 17 II, Ltd., 2.7500%, 3/29/23 (144A)		1,200,000	1,243,943
CK Hutchison International 17, Ltd., 2.8750%, 4/5/22		4,000,000	4,100,703
CK Hutchison International 19, Ltd., 3.2500%, 4/11/24 (144A)		5,700,000	6,060,681

			15,071,737
Energy - 1.3%
CNOOC Curtis Funding No 1 Pty, Ltd., 4.5000%, 10/3/23		3,000,000	3,304,928
CNOOC Finance 2013, Ltd., 3.0000%, 5/9/23		2,000,000	2,100,663
CNOOC Finance 2015 USA LLC, 3.7500%, 5/2/23		6,000,000	6,409,181
Harvest Operations Corp., 4.2000%, 6/1/23 (144A)		2,700,000	2,936,159
Sinopec Group Overseas Development 2018, Ltd., 3.7500%, 9/12/23		600,000	646,213
Sinopec Group Overseas Development 2018, Ltd., 3.7500%, 9/12/23 (144A)		5,000,000	5,385,110
Sinopec Group Overseas Development 2018, Ltd., 2.5000%, 8/8/24 (144A)		3,300,000	3,450,084
Sinopec Group Overseas Development 2018, Ltd., 2.5000%, 11/12/24 (144A)		2,100,000	2,201,749

			26,434,087
Financial - 41.1%
AAI, Ltd., 90 Day Australian Bank Bill Rate + 3.3000%, 3.3978%, 11/18/40‡	AUD	22,120,000	15,923,397
Agricultural Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 0.8700%, 0.9700%, 9/26/22‡		530,000	380,655
American Express Co., ICE LIBOR USD 3 Month + 0.5250%, 0.9106%, 5/17/21‡		$5,125,000	5,142,670
American Express Co., 2.7500%, 5/20/22		2,900,000	3,018,882
American Express Co., ICE LIBOR USD 3 Month + 0.6100%, 0.8610%, 8/1/22‡		2,150,000	2,161,544
American Express Co., 2.5000%, 7/30/24		2,400,000	2,574,197
AMP Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.7500%, 0.8500%, 10/6/20‡	AUD	1,300,000	932,116
AMP Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.3500%, 1.4486%, 5/24/21‡		7,350,000	5,287,075
ANZ New Zealand Int'l, Ltd., 2.7500%, 1/22/21 (144A)		$4,200,000	4,249,060
ANZ New Zealand Int'l, Ltd., ICE LIBOR USD 3 Month + 1.0100%, 1.2568%, 7/28/21 (144A)‡		1,725,000	1,740,119
ANZ New Zealand Int'l, Ltd., 3.4000%, 3/19/24 (144A)		1,000,000	1,087,772
ASB Bank, Ltd., ICE LIBOR USD 3 Month + 0.9700%, 1.2834%, 6/14/23 (144A)‡		5,810,000	5,872,566
	Shares/Principal Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 0.8456%, 5/17/21 (144A)‡		$6,600,000	$6,622,560
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.4600%, 0.8456%, 5/17/21‡		750,000	752,564
Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.8700%, 1.2295%, 11/23/21 (144A)‡		500,000	504,605
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 1.0000%, 1.1006%, 3/7/22‡	AUD	2,000,000	1,451,613

Australia & New Zealand Banking Group, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 1.0276%, 11/9/22 (144A)‡		$7,535,000	7,582,173
Australia & New Zealand Banking Group, Ltd., 90 Day Australian Bank Bill Rate + 2.7000%, 2.7978%, 5/17/26‡	AUD	1,272,000	922,062
Australia & New Zealand Banking Group, Ltd., US Treasury Yield Curve Rate + 1.2880%, 2.9500%, 7/22/30 (144A)‡		$21,181,000	21,972,138
Bank of America Corp., 90 Day Australian Bank Bill Rate + 1.5500%, 1.6500%, 8/5/21‡	AUD	2,100,000	1,517,243
Bank of America Corp., ICE LIBOR USD 3 Month + 0.6500%, 0.9469%, 6/25/22‡		$5,600,000	5,614,601
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1800%, 1.4514%, 10/21/22‡		4,800,000	4,847,710
Bank of America Corp., ICE LIBOR USD 3 Month + 1.1600%, 1.4318%, 1/20/23‡		3,350,000	3,384,073
Bank of America Corp., ICE LIBOR USD 3 Month + 1.4600%, 1.4860%, 5/19/24‡		14,500,000	14,810,444
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9600%, 1.2155%, 7/23/24‡		7,400,000	7,454,859
Bank of America Corp., ICE LIBOR USD 3 Month + 0.9700%, 3.4580%, 3/15/25‡		2,800,000	3,059,804
Bank of China, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 1.3349%, 4/20/22‡	AUD	800,000	579,191
Bank of China, Ltd., ICE LIBOR USD 3 Month + 0.8800%, 1.1463%, 7/11/22‡		$400,000	401,444
Bank of Montreal, ICE LIBOR USD 3 Month + 0.4600%, 0.7263%, 4/13/21‡		2,000,000	2,005,808
Bank of Montreal, 2.9000%, 3/26/22		3,270,000	3,410,278
Bank of Montreal, ICE LIBOR USD 3 Month + 0.6300%, 0.9446%, 9/11/22‡		400,000	403,404
Bank of Montreal, 2.0500%, 11/1/22		185,000	191,856
Bank of Montreal, 1.8500%, 5/1/25		8,100,000	8,540,009
Bank of Nova Scotia, 2.3500%, 10/21/20		1,800,000	1,808,105
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.2900%, 0.5665%, 1/8/21‡		1,800,000	1,801,473
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.4400%, 0.7118%, 4/20/21‡		2,000,000	2,005,519
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6400%, 0.9576%, 3/7/22‡		500,000	503,676
Bank of Nova Scotia, 2.7000%, 3/7/22		500,000	519,041
Bank of Nova Scotia, ICE LIBOR USD 3 Month + 0.6200%, 0.9363%, 9/19/22‡		4,900,000	4,936,622
Bank of Nova Scotia, 1.3000%, 6/11/25		8,000,000	8,174,077
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.1700%, 1.2721%, 10/26/20‡	AUD	7,620,000	5,475,258
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 1.1178%, 11/16/21‡		1,500,000	1,081,362
Bank of Queensland, Ltd., 90 Day Australian Bank Bill Rate + 3.4000%, 3.4962%, 5/10/26‡		10,550,000	7,661,246
Barclays PLC, ICE LIBOR USD 3 Month + 1.4300%, 1.8224%, 2/15/23‡		$14,700,000	14,735,441
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 1.1978%, 8/18/20‡	AUD	6,100,000	4,375,970
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.4600%, 1.5649%, 4/20/21‡		1,400,000	1,011,675
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0100%, 1.1149%, 1/19/22‡		6,200,000	4,483,216
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.0500%, 1.1521%, 1/25/23‡		1,500,000	1,088,403
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.8000%, 2.9006%, 12/9/26‡		8,250,000	5,991,840
Bendigo & Adelaide Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4500%, 2.5450%, 11/30/28‡		2,800,000	2,015,998
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.3150%, 0.5660%, 2/2/21‡		$2,350,000	2,353,200
Canadian Imperial Bank of Commerce, 0.9500%, 6/23/23		8,050,000	8,130,193
Canadian Imperial Bank of Commerce, ICE LIBOR USD 3 Month + 0.6600%, 0.9734%, 9/13/23‡		2,140,000	2,155,032
Capital One Financial Corp., ICE LIBOR USD 3 Month + 0.7200%, 0.9883%, 1/30/23‡		7,600,000	7,584,800
Capital One Financial Corp., 2.6000%, 5/11/23		2,600,000	2,728,757
Capital One NA, 2.1500%, 9/6/22		2,000,000	2,059,316
Capital One NA, ICE LIBOR USD 3 Month + 1.1500%, 1.4183%, 1/30/23‡		2,675,000	2,686,615
Cboe Global Markets, Inc., 3.6500%, 1/12/27		350,000	402,812
	Shares/Principal Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Citibank NA, ICE LIBOR USD 3 Month + 0.5300%, 0.9105%, 2/19/22‡		$5,000,000	$5,007,035
Citibank NA, 90 Day Australian Bank Bill Rate + 0.7500%, 0.8400%, 5/20/22‡	AUD	16,500,000	11,858,206
Citigroup, Inc., 90 Day Australian Bank Bill Rate + 1.5500%, 1.6500%, 5/4/21‡		7,435,000	5,368,769
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.0700%, 1.3876%, 12/8/21‡		$5,750,000	5,804,168
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.9600%, 1.2045%, 4/25/22‡		750,000	757,518
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.8670%, 2.3120%, 11/4/22‡		7,400,000	7,558,582
Citigroup, Inc., ICE LIBOR USD 3 Month + 0.7220%, 3.1420%, 1/24/23‡		2,000,000	2,070,523
Citizens Bank NA, ICE LIBOR USD 3 Month + 0.8100%, 1.1695%, 5/26/22‡		900,000	904,284
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.1500%, 1.2549%, 1/18/21‡	AUD	2,500,000	1,801,007
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 1.1429%, 9/6/21 (144A)‡		$1,350,000	1,359,617
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8300%, 1.1429%, 9/6/21‡		2,400,000	2,417,097
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 1.0098%, 3/10/22 (144A)‡		850,000	857,263
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 1.0098%, 3/10/22‡		200,000	201,709
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.6800%, 0.9879%, 9/18/22 (144A)‡		1,200,000	1,211,330

Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.7000%, 1.0209%, 3/16/23 (144A)‡		3,000,000	3,028,006
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 0.8200%, 1.1505%, 6/4/24 (144A)‡		6,100,000	6,175,764
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.6500%, 2.7500%, 6/3/26‡	AUD	9,700,000	7,033,656
Commonwealth Bank of Australia, ICE LIBOR USD 3 Month + 2.0940%, 3.3750%, 10/20/26 ‡		$6,660,000	6,772,118
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4300%, 0.6745%, 4/26/21‡		2,500,000	2,506,477
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8300%, 1.1029%, 1/10/22‡		3,300,000	3,331,495
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.4800%, 0.7529%, 1/10/23‡		1,800,000	1,809,594
Cooperatieve Rabobank UA, ICE LIBOR USD 3 Month + 0.8600%, 1.1438%, 9/26/23 (144A)‡		3,000,000	3,032,294
Cooperatieve Rabobank UA, 2.6250%, 7/22/24 (144A)		1,000,000	1,066,398
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate + 1.0000%, 1.3390%, 6/24/26 (144A)‡		5,400,000	5,485,835
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.2500%, 1.3506%, 9/6/21‡	AUD	1,200,000	867,415
Credit Union Australia, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 1.3300%, 3/4/22‡		700,000	507,065
DBS Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.5100%, 0.6100%, 9/4/20‡		1,000,000	717,350
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21‡		$1,575,000	1,582,875
DBS Group Holdings, Ltd., USD SWAP SEMI 30/360 5YR + 2.3900%, 3.6000%, 9/7/21‡		225,000	226,125
DBS Group Holdings, Ltd., 2.8500%, 4/16/22 (144A)		3,100,000	3,203,429
DBS Group Holdings, Ltd., 90 Day Australian Bank Bill Rate + 1.5800%, 1.6832%, 3/16/28‡	AUD	9,040,000	6,433,597
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 1.5900%, 4.5200%, 12/11/28‡		$3,000,000	3,262,415
DBS Group Holdings, Ltd., ICE LIBOR USD 3 Month + 1.5900%, 4.5200%, 12/11/28 (144A)‡		3,600,000	3,914,897
DEXUS Finance Pty, Ltd., 4.2000%, 11/9/22	AUD	2,200,000	1,667,673
Dexus Wholesale Property Fund, 4.7500%, 6/16/25		2,400,000	1,919,544
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26 (144A)		$3,290,000	3,449,631
GAIF Bond Issuer Pty, Ltd., 3.4000%, 9/30/26		3,289,000	3,448,582
General Property Trust, 3.6725%, 9/19/24	AUD	2,200,000	1,685,979
General Property Trust, 3.5910%, 11/7/23		700,000	528,901
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.2000%, 1.2950%, 8/26/20‡		2,500,000	1,793,611
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.7700%, 2.1295%, 2/25/21‡		$3,380,000	3,411,781
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.3600%, 1.6045%, 4/23/21‡		2,000,000	2,015,362
Goldman Sachs Group, Inc., 90 Day Australian Bank Bill Rate + 1.3700%, 1.4706%, 9/8/21‡	AUD	890,000	643,065
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 1.0406%, 10/31/22‡		$3,400,000	3,409,872
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 0.7500%, 1.1095%, 2/23/23‡		16,958,000	16,988,377
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.0500%, 1.3766%, 6/5/23‡		1,550,000	1,559,960
Goldman Sachs Group, Inc., 3.5000%, 4/1/25		6,500,000	7,201,090
Goldman Sachs Group, Inc., ICE LIBOR USD 3 Month + 1.2010%, 3.2720%, 9/29/25‡		1,475,000	1,609,471
GPT Wholesale Office Fund No. 1, 4.0000%, 5/18/22	AUD	1,900,000	1,407,315
GPT Wholesale Shopping Centre Fund No. 1, 3.9930%, 9/11/24		5,600,000	4,159,939
	Shares/Principal Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Heritage Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8200%, 0.9100%, 8/12/22‡	AUD	3,780,000	$2,717,890
Horse Gallop Finance, Ltd., ICE LIBOR USD 3 Month + 1.1800%, 1.4860%, 6/28/21‡		$5,050,000	5,029,396
ICBCIL Finance Co., Ltd., 3.6500%, 3/5/22		$500,000	514,112
Industrial & Commercial Bank of China, Ltd., ICE LIBOR USD 3 Month + 0.7300%, 1.0434%, 6/14/21‡		6,400,000	6,401,946
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.2050%, 1.4746%, 10/29/20‡		664,000	665,225
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.4800%, 1.8300%, 3/1/21‡		175,000	176,197
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6100%, 0.9179%, 6/18/22‡		5,000,000	5,015,860
JPMorgan Chase & Co., 3.2500%, 9/23/22		600,000	636,068
JPMorgan Chase & Co., 2.7500%, 2/1/23	EUR	1,900,000	2,398,939
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.6950%, 3.2070%, 4/1/23‡		$3,900,000	4,073,590
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.9000%, 1.1445%, 4/25/23‡		3,300,000	3,326,206
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.2300%, 1.4935%, 10/24/23‡		950,000	964,621
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 0.7300%, 0.9855%, 4/23/24‡		2,649,000	2,658,033
JPMorgan Chase & Co., ICE LIBOR USD 3 Month + 1.4550%, 1.5140%, 6/1/24‡		13,500,000	13,817,250
Liberty Financial Pty, Ltd., 5.1000%, 4/9/21	AUD	4,310,000	3,122,671
Liberty Financial Pty, Ltd., 90 Day Australian Bank Bill Rate + 3.2500%, 3.3506%, 3/7/22‡		1,300,000	924,417
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.3000%, 1.4049%, 3/20/23‡		3,000,000	2,139,319
Lloyds Banking Group PLC, 3.6500%, 3/20/23		1,500,000	1,129,272
Lloyds Banking Group PLC, US Treasury Yield Curve Rate + 1.1000%, 1.3260%, 6/15/23‡		$9,100,000	9,184,780
Lloyds Banking Group PLC, ICE LIBOR USD 3 Month + 0.8100%, 2.9070%, 11/7/23‡		3,100,000	3,243,180
Lloyds Banking Group PLC, 3.9000%, 3/12/24		4,300,000	4,754,681
Macquarie Bank, Ltd., 2.3000%, 1/22/25 (144A)		11,500,000	12,283,650
Macquarie Group, Ltd., 90 Day Australian Bank Bill Rate + 1.1500%, 1.2500%, 12/15/22‡	AUD	500,000	358,526
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.0230%, 3.1890%, 11/28/23 (144A)‡		$9,200,000	9,624,091
Macquarie Group, Ltd., ICE LIBOR USD 3 Month + 1.3500%, 1.6560%, 3/27/24‡		7,302,000	7,381,443

Members Equity Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.2500%, 1.3462%, 11/9/20‡	AUD	1,200,000	861,995
Members Equity Bank, Ltd., 90 Day Australian Bank Bill Rate + 1.2700%, 1.3700%, 4/16/21‡		1,600,000	1,151,920
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.9400%, 1.3113%, 2/28/22‡		$2,844,000	2,865,738
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8800%, 1.1946%, 9/11/22‡		6,215,000	6,265,965
Mizuho Financial Group, Inc., ICE LIBOR USD 3 Month + 0.9900%, 1.2410%, 7/10/24‡		6,700,000	6,773,232
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 1.6714%, 4/21/21‡		4,175,000	4,209,079
Morgan Stanley, 5.0000%, 9/30/21	AUD	200,000	150,052
Morgan Stanley, ICE LIBOR USD 3 Month + 1.1800%, 1.4518%, 1/20/22‡		$2,850,000	2,861,577
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8300%, 0.9200%, 6/10/22‡		4,100,000	4,107,105
Morgan Stanley, ICE LIBOR USD 3 Month + 0.7000%, 0.7900%, 1/20/23‡		10,500,000	10,518,361
Morgan Stanley, CDOR USD 3 Month + 0.30000%, 0.8338%, 2/3/23‡	CAD	8,150,000	5,965,471
Morgan Stanley, ICE LIBOR USD 3 Month + 1.4000%, 1.6635%, 10/24/23‡		$10,005,000	10,162,639
Morgan Stanley, ICE LIBOR USD 3 Month + 0.8470%, 3.7370%, 4/24/24‡		3,500,000	3,784,533
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.3500%, 0.6163%, 1/12/21‡		1,700,000	1,702,095
National Australia Bank, Ltd., 2.5000%, 1/12/21		4,050,000	4,089,366
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.5800%, 0.8864%, 9/20/21 (144A)‡		5,500,000	5,524,792
National Australia Bank, Ltd., 3.3750%, 9/20/21		2,750,000	2,841,474
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.7100%, 0.9588%, 11/4/21 (144A)‡		7,200,000	7,251,102
National Australia Bank, Ltd., ICE LIBOR USD 3 Month + 0.7200%, 1.0780%, 5/22/22 (144A)‡		6,000,000	6,044,476
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 0.8000%, 0.8962%, 2/10/23‡	AUD	2,000,000	1,450,802
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.4000%, 2.5049%, 9/21/26‡		16,866,000	12,242,475
National Australia Bank, Ltd., 90 Day Australian Bank Bill Rate + 2.0200%, 2.1178%, 11/18/31‡		300,000	213,321
Nordea Bank AB, 2.5000%, 9/17/20 (144A)		$200,000	200,540
Nordea Bank Abp, 1.0000%, 6/9/23 (144A)		6,300,000	6,406,574
Nordea Bank Abp, ICE LIBOR USD 3 Month + 0.9400%, 1.3025%, 8/30/23 (144A)‡		5,700,000	5,714,191
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24 (144A)		616,000	676,569
	Shares/Principal Amounts		Value

Corporate Bonds - (continued)
Financial - (continued)
Oversea-Chinese Banking Corp., Ltd., 4.2500%, 6/19/24		$2,930,000	$3,218,094
QIC Finance Shopping Center Fund Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2700%, 1.3679%, 8/15/25‡	AUD	2,620,000	1,828,587
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.7300%, 0.9788%, 2/1/22‡		$620,000	625,173
Royal Bank of Canada, 2.8000%, 4/29/22		1,200,000	1,248,892
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.3600%, 0.6329%, 1/17/23‡		11,920,000	11,948,010
Royal Bank of Canada, ICE LIBOR USD 3 Month + 0.6600%, 0.9638%, 10/5/23‡		6,995,000	7,042,474
Scentre Group Trust 1, 4.5000%, 9/8/21	AUD	10,500,000	7,719,480
Shinhan Bank Co., Ltd., 90 Day Australian Bank Bill Rate + 1.1000%, 1.2000%, 3/17/21‡		5,620,000	4,045,849
Shopping Centres Australasia Property Retail Trust, 3.7500%, 4/20/21		900,000	648,012
Shopping Centres Australasia Property Retail Trust, 3.9000%, 6/7/24		4,100,000	3,111,674
Stockland Trust, 8.2500%, 11/25/20		1,000,000	732,436
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 1.1400%, 1.4118%, 10/19/21‡		$2,070,000	2,094,423
Sumitomo Mitsui Financial Group, Inc., 90 Day Australian Bank Bill Rate + 1.2700%, 1.3700%, 3/29/22‡	AUD	1,136,000	818,548
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7800%, 1.0463%, 7/12/22‡		$1,200,000	1,208,093
Sumitomo Mitsui Financial Group, Inc., 2.7840%, 7/12/22		420,000	437,905
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 1.0118%, 10/18/22‡		1,000,000	1,003,928
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.7400%, 1.0129%, 1/17/23‡		5,000,000	5,001,084
Sumitomo Mitsui Financial Group, Inc., ICE LIBOR USD 3 Month + 0.8600%, 1.1318%, 7/19/23‡		5,900,000	5,930,073
Sumitomo Mitsui Financial Group, Inc., 2.6960%, 7/16/24		1,200,000	1,281,033
Suncorp Group, Ltd., 90 Day Australian Bank Bill Rate + 2.1500%, 2.2500%, 12/5/28‡	AUD	9,000,000	6,429,551
Suncorp-Metway, Ltd., 2.3750%, 11/9/20 (144A)		$5,100,000	5,125,331
Suncorp-Metway, Ltd., 3.3000%, 4/15/24 (144A)		8,920,000	9,650,058
TD Ameritrade Holding Corp., ICE LIBOR USD 3 Month + 0.4300%, 0.6810%, 11/1/21‡		6,630,000	6,643,079
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.5300%, 0.8800%, 12/1/22‡		4,000,000	4,022,202
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.4800%, 0.5700%, 1/27/23‡		4,620,000	4,609,653
Toronto-Dominion Bank, ICE LIBOR USD 3 Month + 0.6400%, 0.9118%, 7/19/23‡		4,900,000	4,927,794
Toronto-Dominion Bank, 1.1500%, 6/12/25		7,200,000	7,361,796
United Overseas Bank, Ltd., ICE LIBOR USD 3 Month + 0.4800%, 0.7355%, 4/23/21 (144A)‡		2,500,000	2,499,625
United Overseas Bank, Ltd., USD SWAP SEMI 30/360 5YR + 1.6540%, 2.8800%, 3/8/27‡		2,050,000	2,085,670

United Overseas Bank, Ltd., US Treasury Yield Curve Rate + 1.5000%, 3.7500%, 4/15/29 (144A)‡		3,100,000	3,309,365
Vicinity Centres Trust, 3.5000%, 4/26/24	AUD	4,210,000	3,159,341
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.3200%, 1.4221%, 7/27/21‡		2,197,000	1,586,531
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.9300%, 1.3776%, 2/11/22‡		$1,083,000	1,087,010
Wells Fargo & Co., 90 Day Australian Bank Bill Rate + 1.1000%, 1.2021%, 4/27/22‡	AUD	4,000,000	2,882,878
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.1100%, 1.3735%, 1/24/23‡		$1,250,000	1,261,742
Wells Fargo & Co., ICE LIBOR USD 3 Month + 1.6000%, 1.6540%, 6/2/24‡		23,400,000	23,852,618
Wells Fargo & Co., ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26‡		9,020,000	9,402,479
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.8500%, 1.1163%, 1/11/22‡		550,000	556,153
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.1100%, 1.2100%, 2/7/22‡	AUD	2,000,000	1,453,281
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7100%, 1.0160%, 6/28/22‡		$750,000	756,758
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.5700%, 0.8363%, 1/11/23‡		3,600,000	3,625,901
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.3900%, 0.6563%, 1/13/23 ‡		10,000,000	10,017,144
Westpac Banking Corp., ICE LIBOR USD 3 Month + 0.7700%, 1.1295%, 2/26/24‡		3,950,000	3,988,561
Westpac Banking Corp., 2.3500%, 2/19/25		950,000	1,016,982
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 3.1000%, 3.2000%, 3/10/26‡	AUD	6,200,000	4,491,053
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8300%, 4.3340%, 8/16/29‡		13,322,000	10,031,473
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.9800%, 2.0808%, 8/27/29‡		4,100,000	2,946,030
Westpac Banking Corp., US Treasury Yield Curve Rate + 1.3500%, 2.8940%, 2/4/30‡		$5,750,000	5,940,798

			826,443,637
Government - 0.4%
Inter-American Development Bank, 5.5000%, 8/23/21	INR	257,500,000	3,473,604
	Shares/Principal Amounts		Value

Corporate Bonds - (continued)
Government - (continued)
International Bank for Reconstruction & Development, 3.5000%, 1/22/21	NZD	5,015,000	$3,389,257
International Bank for Reconstruction & Development, 3.0000%, 2/2/23		2,100,000	1,486,047

			8,348,908
Industrial - 4.2%
Aurizon Network Pty, Ltd., 5.7500%, 10/28/20	AUD	1,500,000	1,087,575
Australia Pacific Airports Melbourne Pty, Ltd., 3.7500%, 11/4/26		100,000	76,081
Brisbane Airport Corp. Pty, Ltd., 6.0000%, 10/21/20		8,140,000	5,897,396
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.3500%, 0.6676%, 12/7/20‡		$3,600,000	3,603,698
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2300%, 0.5434%, 3/15/21‡		1,000,000	1,001,159
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.2000%, 0.6346%, 11/12/21‡		9,150,000	9,152,923
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5900%, 0.9076%, 6/6/22‡		2,400,000	2,417,565
Caterpillar Financial Services Corp., ICE LIBOR USD 3 Month + 0.5100%, 0.9024%, 5/15/23‡		1,900,000	1,907,576
Caterpillar Financial Services Corp., 0.6500%, 7/7/23		4,600,000	4,625,897
Caterpillar Financial Services Corp., 2.1500%, 11/8/24		2,150,000	2,302,075
Downer Group Finance Pty, Ltd., 4.5000%, 3/11/22	AUD	2,480,000	1,826,399
John Deere Capital Corp., 0.5500%, 7/5/22		$8,700,000	8,733,260
New Terminal Financing Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.4500%, 1.5556%, 7/12/24‡	AUD	8,200,000	5,689,013
Perth Airport Pty, Ltd., 5.5000%, 3/25/21		5,267,000	3,865,773
QPH Finance Co. Pty, Ltd., 5.0000%, 7/7/21		5,310,000	3,938,916
QPH Finance Co. Pty, Ltd., 3.7500%, 6/7/23		500,000	376,365
Sydney Airport Finance Co. Pty, Ltd., 5.1250%, 2/22/21 (144A)		$525,000	535,276
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23		1,230,000	1,296,153
Sydney Airport Finance Co. Pty, Ltd., 3.9000%, 3/22/23 (144A)		600,000	632,270
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25 (144A)		1,500,000	1,624,678
Sydney Airport Finance Co. Pty, Ltd., 3.3750%, 4/30/25		2,370,000	2,566,991
Sydney Airport Finance Co. Pty, Ltd., 3.6250%, 4/28/26 (144A)		14,400,000	15,479,833
Trimble, Inc., 4.1500%, 6/15/23		3,500,000	3,769,796
Vulcan Materials Co., ICE LIBOR USD 3 Month + 0.6500%, 1.0000%, 3/1/21‡		2,500,000	2,498,730

			84,905,398
Technology - 4.9%
Apple, Inc., 1.5500%, 8/4/21		1,100,000	1,112,666
Apple, Inc., 2.1000%, 9/12/22		1,300,000	1,347,870
Apple, Inc., 2.4000%, 1/13/23		5,100,000	5,347,801
Apple, Inc., 0.7500%, 5/11/23		2,780,000	2,814,184
Apple, Inc., 1.8000%, 9/11/24		6,500,000	6,850,186
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.6500%, 1/15/23		2,400,000	2,500,102
Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.6250%, 1/15/24		3,500,000	3,784,016
Broadcom, Inc., 2.2500%, 11/15/23 (144A)		5,800,000	6,037,380
Broadcom, Inc., 4.7000%, 4/15/25 (144A)		2,300,000	2,629,966
Fiserv, Inc., 3.8000%, 10/1/23		14,945,000	16,418,739
Hewlett Packard Enterprise Co., 1.4500%, 4/1/24		18,800,000	18,810,785

IBM Credit LLC, ICE LIBOR USD 3 Month + 0.4700%, 0.8325%, 11/30/20‡		6,500,000	6,508,674
IBM Credit LLC, ICE LIBOR USD 3 Month + 0.2600%, 0.5318%, 1/20/21‡		3,200,000	3,203,414
Intuit, Inc., 0.6500%, 7/15/23		7,280,000	7,327,270
Oracle Corp., 2.5000%, 5/15/22		2,900,000	3,000,116
Oracle Corp., 2.5000%, 4/1/25		10,100,000	10,919,451

			98,612,620
Utilities - 5.6%
AGL Energy, Ltd., 5.0000%, 11/5/21	AUD	8,180,000	6,032,951
Ausgrid Finance Pty, Ltd., 3.8500%, 5/1/23 (144A)		$7,740,000	8,179,271
Ausgrid Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2200%, 1.3200%, 10/30/24‡	AUD	21,600,000	15,528,740
Ausgrid Finance Pty, Ltd., 3.7500%, 10/30/24		13,520,000	10,664,705
AusNet Services Holdings Pty, Ltd., 7.5000%, 4/1/21		8,500,000	6,350,808
AusNet Services Holdings Pty, Ltd., 5.3750%, 7/2/24		4,400,000	3,527,992
Australian Gas Networks Vic 3 Pty, Ltd., 4.5000%, 12/17/21		1,650,000	1,234,869
	Shares/Principal Amounts		Value

Corporate Bonds - (continued)
Utilities - (continued)
Australian Gas Networks, Ltd., 90 Day Australian Bank Bill Rate + 0.4200%, 0.5215%, 7/1/26‡	AUD	3,000,000	$1,989,355
Energy Partnership Gas Pty, Ltd., 3.6420%, 12/11/24		1,520,000	1,181,361
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0200%, 1.1150%, 8/29/22‡		4,750,000	3,405,056
ETSA Utilities Finance Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.0400%, 1.1400%, 12/13/23‡		500,000	357,162
ETSA Utilities Finance Pty, Ltd., 3.5000%, 8/29/24		5,480,000	4,236,337
Florida Power & Light Co., ICE LIBOR USD 3 Month + 0.3800%, 0.6406%, 7/28/23‡		$9,400,000	9,405,493
Korea East-West Power Co., Ltd., 3.8750%, 7/19/23 (144A)		3,780,000	4,133,407
Network Finance Co. Pty, Ltd., 90 Day Australian Bank Bill Rate + 1.2300%, 1.3300%, 12/6/24‡	AUD	14,120,000	10,121,898
SGSP Australia Assets Pty, Ltd., 5.5000%, 3/12/21		2,500,000	1,842,170
SGSP Australia Assets Pty, Ltd., 3.3000%, 4/9/23		$13,000,000	13,690,891
United Energy Distribution Pty, Ltd., 90 Day Australian Bank Bill Rate + 0.9700%, 1.0700%, 2/7/23‡	AUD	3,000,000	2,144,549
United Energy Distribution Pty, Ltd., 3.8500%, 10/23/24		3,980,000	3,150,564
United Energy Distribution Pty, Ltd., 2.2000%, 10/29/26		2,700,000	2,002,748
Victoria Power Networks Finance Pty, Ltd., 4.0000%, 8/18/27		3,100,000	2,536,904

			111,717,231

Total Corporate Bonds (cost $1,414,678,787)			1,442,665,858

Mortgage-Backed Securities - 1.2%
Firstmac Mortgage Funding Trust No 4, 30 Day Australian Bank Bill Rate + 1.3000%, 1.3900%, 3/8/49‡		2,700,000	1,926,480
La Trobe Financial Capital Markets Trust, 30 Day Australian Bank Bill Rate + 1.9000%, 1.9900%, 1/12/49‡		3,077,350	2,203,793
La Trobe Financial Capital Markets Trust, 30 Day Australian Bank Bill Rate + 2.3500%, 2.4400%, 3/12/50‡		2,300,000	1,634,113
Liberty Series, 30 Day Australian Bank Bill Rate + 1.3500%, 1.4446%, 4/10/49‡		140,909	101,046
Liberty Series, 30 Day Australian Bank Bill Rate + 1.6500%, 1.7446%, 10/10/49‡		11,981,680	8,558,443
Pepper Residential Securities, 30 Day Australian Bank Bill Rate + 1.4000%, 1.4900%, 8/12/58‡		124,924	89,448
Pepper Residential Securities, ICE LIBOR USD 1 Month + 1.0000%, 1.1868%, 6/20/60 (144A)‡		$2,470,094	2,464,454
Pepper Residential Securities, ICE LIBOR USD 1 Month + 0.9000%, 1.0868%, 11/18/60 (144A)‡		1,055,200	1,051,307
RedZed Trust Series, 30 Day Australian Bank Bill Rate + 2.4000%, 2.4900%, 3/9/50‡	AUD	3,800,000	2,730,502
RESIMAC Premier, ICE LIBOR USD 1 Month + 0.9500%, 1.1283%, 9/11/48 (144A)‡		$1,275,907	1,275,152
RESIMAC Premier, ICE LIBOR USD 1 Month + 0.8000%, 0.9883%, 11/10/49 (144A)‡		1,815,228	1,811,583

Total Mortgage-Backed Securities (cost $23,728,612)			23,846,321

Foreign Government Bonds - 1.4%
Export-Import Bank of Korea, ICE LIBOR USD 3 Month + 0.5750%, 0.9250%, 6/1/21‡		13,532,000	13,568,830
Korea Hydro & Nuclear Power Co., Ltd., 3.7500%, 7/25/23 (144A)		8,050,000	8,724,869
Korea National Oil Corp., 2.0000%, 10/24/21		4,746,000	4,817,460
Korea South-East Power Co., Ltd., 5.7500%, 9/25/20	AUD	1,470,000	1,061,333

Total Foreign Government Bonds (cost $27,601,471)			28,172,492

Investment Companies - 21.6%
Money Markets - 21.6%
State Street Institutional U.S. Government Money Market Fund, 0.0915%∞ (cost $434,649,349)		$434,649,349	434,649,349

Commercial Paper - 6.0%
Canadian Natural Resources, Ltd., 0.3240%, 8/6/20 (Section 4(2))		20,000,000	19,999,366
Centennial Energy Holdings, Inc., 0.4560%, 8/3/20 (Section 4(2))		8,800,000	8,799,861

CNPC Finance HK, Ltd., 0.5070%, 8/6/20 (Section 4(2))			20,000,000	19,999,043
Enable Midstream Partners LP, 0.7600%, 8/3/20 (Section 4(2))			13,950,000	13,946,902
			Shares/Principal Amounts	Value

Commercial Paper - (continued)
General Motors Financial Co., Inc., 0.9130%, 8/5/20 (Section 4(2))			$13,000,000	$12,998,891
General Motors Financial Co., Inc., 0.6590%, 8/7/20 (Section 4(2))			2,000,000	1,999,759
General Motors Financial Co., Inc., 0.7610%, 8/13/20 (Section 4(2))			3,000,000	2,999,117
Glencore Funding LLC, 0.3650%, 8/13/20 (Section 4(2))			20,000,000	19,997,126
Jabil, Inc., 0.6590%, 8/3/20 (Section 4(2))			9,300,000	9,297,935
Noble Energy, Inc., 0.6080%, 8/3/20 (Section 4(2))			10,000,000	9,999,842

Total Commercial Paper (cost $120,045,214)				120,037,842

Total Investments (total cost $2,020,703,433) - 102.0%				2,049,371,862

Liabilities, net of Cash, Receivables and Other Assets - (2.0%)				(39,282,699)

Net Assets - 100%				$2,010,089,163

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,216,828,673	59.4%
Australia	494,781,353	24.1
Canada	91,660,446	4.5
South Korea	36,865,002	1.8
United Kingdom	35,186,673	1.7
Singapore	34,077,560	1.7
Japan	33,680,022	1.7
China	24,475,788	1.2
Hong Kong	22,613,818	1.1
Netherlands	17,232,093	0.8
Cayman Islands	15,071,737	0.7
New Zealand	14,577,392	0.7
Finland	12,321,305	0.6
Total	$2,049,371,862	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount Sold/(Purchased)	USD Currency Amount Sold/(Purchased)	Market Value and Unrealized Appreciation (Depreciation)

Bank of America N.A.
Australian Dollar	8/26/20	10,300,000	$(7,081,301)	$(305,926)
Citibank N.A.
Australian Dollar	8/26/20	(9,100,000)	6,056,359	470,220
Australian Dollar	8/26/20	900,000	(622,507)	(22,978)
Australian Dollar	8/26/20	3,700,000	(2,590,174)	(63,490)
Australian Dollar	8/26/20	10,200,000	(7,234,714)	(80,792)
Australian Dollar	8/26/20	34,700,000	(24,321,959)	(565,107)
				(262,147)
Credit Suisse International
Euro	8/26/20	2,100,000	(2,305,983)	(178,425)
HSBC Bank PLC
Canadian Dollar	8/26/20	1,700,000	(1,273,876)	4,673
J.P. Morgan Chase Bank
Australian Dollar	8/26/20	(10,000,000)	7,135,990	36,075
Australian Dollar	8/26/20	1,600,000	(1,099,741)	(47,789)
Australian Dollar	8/26/20	2,700,000	(1,879,103)	(57,355)
Australian Dollar	8/26/20	3,000,000	(2,071,110)	(80,509)
Australian Dollar	8/26/20	4,400,000	(3,025,933)	(129,776)
Australian Dollar	8/26/20	4,400,000	(3,051,629)	(104,080)
Australian Dollar	8/26/20	4,600,000	(3,211,366)	(87,784)
Australian Dollar	8/26/20	5,750,000	(4,107,173)	(16,764)
Australian Dollar	8/26/20	14,300,000	(9,900,748)	(355,305)
Australian Dollar	8/26/20	15,200,000	(10,593,944)	(307,595)
Canadian Dollar	8/26/20	7,950,000	(5,700,334)	(235,054)
New Zealand Dollar	8/26/20	7,600,000	(4,648,464)	(414,448)
				(1,800,384)
Morgan Stanley & Co.

Australian Dollar	8/26/20	1,500,000	(1,049,070)	(26,740)
Australian Dollar	8/26/20	7,500,000	(5,239,707)	(139,342)
Australian Dollar	8/26/20	11,000,000	(7,884,759)	(4,512)
Australian Dollar	8/26/20	336,400,000	(221,000,335)	(20,267,936)
Canadian Dollar	8/14/20	80,500,000	(60,143,258)	—
Korean Won	8/26/20	4,650,000,000	(3,765,945)	(132,818)
Thailand Baht	8/26/20	162,000,000	(5,085,304)	(109,459)
(20,680,807)

Total	$(23,223,016)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation (Depreciation)	Variation Margin Asset/(Liability)

Futures Bought:
2-Year U.S. Treasury Note	235	09/30/20	$51,931,328	$52,885	$1,500
3-Year Australian Bond	60	09/15/20	5,035,558	607	18

53,492	1,518

Futures Sold:
5-Year U.S. Treasury Note	263	09/30/20	(33,170,875)	(362,038)	(10,449)
10-Year U.S. Treasury Note	87	09/21/20	(12,186,797)	(122,397)	(3,532)

(484,435)	(13,981)

Total	$(430,943)	$(12,463)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)

0.7424% Fixed	6 Month BBSW	Semi-Annually	6/10/25	117,800,000 AUD	$—	$367,446	$(47,237)
0.7150% Fixed	3 Month CDOR	Semi-Annually	7/14/23	256,300,000 CAD	—	72,422	(106,565)
0.5560% Fixed	6 Month BBSW	Semi-Annually	7/24/25	203,200,000 AUD	—	40,283	(81,152)
0.6910% Fixed	3 Month CDOR	Semi-Annually	7/14/23	256,300,000 CAD	—	26,680	(106,539)
6 Month BBSW	0.2160% Fixed	Semi-Annually	7/24/23	135,500,000 AUD	—	(36,432)	(54,100)

Total					$—	$470,399	$(395,593)

Average ending Monthly Market Value of Derivative Instruments During the Period Ended July 31, 2020

Derivative	Market Value
Forward foreign currency exchange contracts, purchased (a)	$8,666,220
Forward foreign currency exchange contracts, sold(a)	299,300,398
Futures contracts, purchased	129,370,324
Futures contracts, sold	25,464,888
Centrally Cleared Credit default swaps, buy protection	(1,362,939)
Centrally Cleared Interest rate swaps, long	87,981,235
Centrally Cleared Interest rate swaps, short	87,910,891
Purchased call option	2,017
Purchased put option	757,869
Written call swaption	3,116

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments and Other Information (unaudited)

BBSW	Bank Bill Swap Reference Rate (Australia)
CDOR	Canadian Dollar Offered Rate
ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

∞	Rate reflects 7 day yield as of July 31, 2020.
Section 4(2)

Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the

Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended July 31, 2020 is

$120,037,842, which represents 6.0% of net assets.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2020 is $287,996,715 which represents 14.3% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions.

Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2020.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Corporate Bonds	$—	$1,442,665,858	$—
Mortgage-Backed Securities	—	23,846,321	—
Foreign Government Bonds	—	28,172,492	—
Investment Companies	434,649,349	—	—
Commercial Paper	—	120,037,842	—

Total Investments in Securities	$434,649,349	$1,614,722,513	$—

Other Financial Instruments(a):
Forward Currency Contracts	$—	$510,968	$—
Variation Margin Receivable	1,518	—	—

Total Other Financial Instruments	$1,518	$510,968	$—

Total Assets	$434,650,867	$1,615,233,481	$—

Liabilities Other Financial Instruments(a):
Forward Currency Contracts	$—	$23,733,984	$—
Variation Margin Payable	13,981	395,593	—

Total Liabilities	$13,981	$24,129,577	$—

(a)

Other financial instruments include forward foreign currency exchange, futures and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange

(“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.